Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Cash	$ 1,505	$ 47,352
Investments, at fair value	594,028,471	535,825,513
Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Cash	1,505	47,352
Investments, at fair value	594,028,471	535,825,513
Fair Value | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	350,354,432	321,933,464
Fair Value | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	206,715,811	172,726,965
Fair Value | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	36,958,228	41,165,084
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Cash	1,505	47,352
Investments, at fair value	594,028,471	535,825,513
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	350,354,432	321,933,464
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	206,715,811	172,726,965
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	36,958,228	41,165,084
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Cash	0	0
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Cash	0	0
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0